Share capital, warrants and other capital (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	Feb. 22, 2021	Feb. 19, 2021
Warrants [Member]
IfrsStatementLineItems [Line Items]
Proceeds from issuing common shares	$ 34,200
Cash transaction costs	3,221
Warrant liability	$ 1,897
Underwriter Option [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued, shares	215,352
Proceeds from issuing common shares	$ 4,461
Option to purchase common stock	3,076,461
Public Offering [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued, shares		20,509,746
Share price		$ 1.45
Proceeds from issuing common shares		$ 29,739
Placement agent fees and other offering expenses		$ 2,837
Public Offering [Member] | Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants Issued		1,435,682
Warrants exercise price		$ 1.8125
Warrants expiry date		Feb. 17, 2026
Underwriter Option [Member]
IfrsStatementLineItems [Line Items]
Share price		$ 1.45
Option to purchase common stock		3,076,461